Provisions - Rollforward of provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 424
Other provisions, ending balance	334
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Additions	73
Amounts utilised	(89)
Unused amounts reversed	(37)
Exchange and other movements	(5)
Other provisions, ending balance	261
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	126
Additions	9
Amounts utilised	(25)
Unused amounts reversed	(13)
Exchange and other movements	(6)
Other provisions, ending balance	91
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	77
Additions	37
Amounts utilised	(49)
Unused amounts reversed	(10)
Exchange and other movements	(2)
Other provisions, ending balance	53
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	13
Additions	1
Amounts utilised	(2)
Unused amounts reversed	(2)
Exchange and other movements	0
Other provisions, ending balance	10
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	103
Additions	26
Amounts utilised	(13)
Unused amounts reversed	(12)
Exchange and other movements	3
Other provisions, ending balance	107
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	105
Net change in expected credit loss provisions	(32)
Other provisions, ending balance	£ 73